May 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	Dreyfus High Yield Strategies Fund
File No. 811-8703

Dear Sir/Madam,

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the fiscal year ended March 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

TP/ Enclosures